Description of Business and Summary of Significant Accounting Policies Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Asset retirement liability (less than $1 million)	$ 1	$ 2
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Minimum | Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	4 years
Minimum | Computer and data processing equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years
Minimum | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	4 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	10 years
Maximum | Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	25 years
Maximum | Computer and data processing equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Maximum | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	10 years